UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06728

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$650	$734,084
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,000	1,880,520

		2,614,604
Alaska — 0.3%
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	80	79,217
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	906,814

		986,031
Arizona — 1.5%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 7/01/32	1,000	1,052,910
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,100	1,142,834
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,164,655
5.00%, 10/01/29	925	993,746

		4,354,145
California — 16.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	7,150	7,647,139
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (a):
0.00%, 8/01/37	2,100	561,225
0.00%, 8/01/38	4,800	1,207,920
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	500	560,300
Sutter Health, Series A, 5.00%, 8/15/52	635	638,334
Sutter Health, Series B, 5.88%, 8/15/31	1,000	1,160,220
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB, Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	$945	$980,173
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	615	637,700
California State University, RB, Systemwide Series A:
5.50%, 11/01/39	1,000	1,111,160
(AGC), 5.25%, 11/01/38	3,000	3,281,460
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,290	1,317,670
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	700	755,692
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	1,800	1,903,824
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	2,015	2,156,453
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax Measure K, Series A, 6.00%, 3/01/36	575	674,372
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	4,000	4,285,640
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/14 (b)	2,770	2,844,014
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,200	2,357,212
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 8/01/28 (a)	11,975	5,844,878
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 8/01/43 (c)	5,000	2,492,650
San Diego California Unified School District, GO, CAB, Election of 2008, Series C, 0.00%, 7/01/38 (a)	1,400	379,344

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (a)	$1,110	$468,853
San Diego Community College District California, GO, CAB, Election of 2006 (a):
0.00%, 8/01/31	1,855	719,369
0.00%, 8/01/32	2,320	838,680
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	600	640,548
5.00%, 8/01/38	490	517,901
State of California, GO, Refunding, Various Purpose, 5.00%, 10/01/41	900	937,143
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,500	1,564,230
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (b)	675	723,134
Yosemite Community College District, GO, CAB, Election of 2004, Series D (a):
0.00%, 8/01/36	2,000	604,380
0.00%, 8/01/37	2,790	797,605

		50,609,223
Colorado — 1.0%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 9/01/32 (a)	5,500	1,887,050
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,000	1,074,180

		2,961,230
Florida — 12.3%
City of Jacksonville Florida, Refunding RB, Transportation, Series A, 5.00%, 10/01/30	250	269,855
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,000	1,077,470
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	7,875	8,265,915
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	624,003
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	$3,250	$3,503,208
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	902,096
5.38%, 10/01/32	1,100	1,144,880
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 6/01/34	900	942,696
Seaport, Series A, 6.00%, 10/01/38	1,780	1,988,776
Seaport, Series B, AMT, 6.00%, 10/01/30	570	633,076
Seaport, Series B, AMT, 6.25%, 10/01/38	360	400,849
Seaport, Series B, AMT, 6.00%, 10/01/42	580	632,345
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	1,340	1,364,442
County of Miami-Dade Florida Aviation, Refunding ARB, Series A AMT:
Miami International Airport (AGC), 5.00%, 10/01/40	5,400	5,417,550
5.00%, 10/01/32	1,730	1,761,555
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	1,900	2,008,851
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	258,880
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,650,848
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,040	1,127,724
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	1,800	1,992,672

		36,967,691
Georgia — 7.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB:
Series B (AGM), 5.25%, 1/01/33	5,000	5,084,050

2	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
City of Atlanta Georgia Department of Aviation, Refunding GARB (concluded):
Series C (AGM), 5.00%, 1/01/33	$15,000	$15,239,700
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,000	1,051,260

		21,375,010
Illinois — 18.4%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,117,860
Series B-2, AMT (SYNCORA), 6.00%, 1/01/29	1,280	1,284,877
City of Chicago Illinois, GO: CAB, City Colleges (NPFGC), 0.00%, 1/01/31 (a)	8,370	3,202,780
Series A, 5.25%, 1/01/35	2,000	2,027,680
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
Third Lien, Series C-2 (AGM), 5.25%, 1/01/30	1,620	1,620,923
Series C, 5.38%, 1/01/39	3,235	3,318,916
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	700	716,975
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,915	1,955,138
City of Chicago Illinois Park District, GO, Series C Harbor Facilities:
Revenues, 5.25%, 1/01/37	4,000	4,128,480
5.25%, 1/01/40	500	515,760
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	536,774
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	250	261,288
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	285	298,683
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	400	432,188
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	$2,070	$2,228,210
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	18,175	19,141,001
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36 (a)	10,000	2,865,400
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Series B:
CAB (AGM), 0.00%, 6/15/44 (a)	2,980	532,675
4.25%, 6/15/42	4,000	3,688,040
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	575	637,790
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	2,000	2,410,480
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	710	753,346
5.50%, 7/01/38	380	395,854

		55,071,118
Indiana — 2.0%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,065,460
Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	770	730,622
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	445	419,168
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project Series A:
5.75%, 1/01/38	2,000	2,154,740
(AGC), 5.50%, 1/01/38	1,575	1,674,382

		6,044,372
Iowa — 3.2%
Iowa Finance Authority, RB, Iowa Health System, Series A (AGC), 5.63%, 8/15/37	4,925	5,362,340

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	$1,185	$1,236,773
5.70%, 12/01/27	1,190	1,237,100
5.80%, 12/01/29	800	828,416
5.85%, 12/01/30	835	863,523

		9,528,152
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,208,440
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A:
5.00%, 2/01/43	1,235	1,271,988
4.00%, 2/01/48	1,235	1,076,525
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,280,928

		3,629,441
Massachusetts — 5.6%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	5,000	5,094,750
5.35%, 12/01/42	975	984,828
Massachusetts School Building Authority, RB, Series A:
Dedicated Sales Tax, Senior, 5.00%, 5/15/43	1,110	1,186,457
(AGM), 5.00%, 8/15/15 (b)	180	193,145
(AGM), 5.00%, 8/15/15 (b)	6,015	6,454,275
(AGM), 5.00%, 8/15/30	65	68,702
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	2,917,593

		16,899,750
Michigan — 4.7%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Series A (BHAC), 5.50%, 7/01/36	4,500	4,503,240
Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	$2,200	$2,250,578
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/36	350	354,393
7.00%, 7/01/36	200	209,986
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,851,946
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	641,886
Series II-A, 5.38%, 10/15/36	1,000	1,067,780
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,021,049
State of Michigan HDA, RB, Series C, AMT, 5.50%, 12/01/28	740	767,165
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	340	350,870

		14,018,893
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,074,320
Nebraska — 0.9%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	2,650	2,710,499
Nevada — 2.3%
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,000	1,031,210
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	1,700	1,775,395
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,250	1,267,337
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	2,700	2,738,124

		6,812,066

4	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 5.0%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (b)	$85	$86,696
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	6,700	6,810,617
The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	610	610,677
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	790	795,095
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	500	522,840
5.50%, 12/01/26	350	365,253
5.75%, 12/01/28	200	214,156
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,070	1,026,076
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,290	1,399,186
Transportation Program, Series AA, 5.50%, 6/15/39	1,010	1,097,759
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	1,400	1,699,124
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	400	427,456

		15,054,935
New York — 4.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,250	1,326,812
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	3,035	3,388,760
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,393,116
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	610	659,160
Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 4.50%, 4/01/37	$1,330	$1,307,363
State of New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,835	2,891,672

		11,966,883
Ohio — 0.8%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	460	533,273
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	310	324,201
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	610	665,901
5.25%, 2/15/33	850	923,865

		2,447,240
Pennsylvania — 2.7%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,235	2,283,745
Pennsylvania Turnpike Commission, RB:
Series C, 5.50%, 12/01/33	490	542,102
Sub-Series A, 5.00%, 12/01/43	1,000	1,028,710
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	500	568,200
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	2,245	2,404,283
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,404,455

		8,231,495
South Carolina — 4.6%
Charleston Educational Excellence Finance Corp., RB, (AGC) (b):
5.25%, 12/01/15	2,725	2,970,795
5.25%, 12/01/15	2,425	2,643,735
5.25%, 12/01/15	880	959,376

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 7/01/41	$1,360	$1,437,724
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	100	111,468
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,420	3,649,892
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	1,904,952

		13,677,942
Tennessee — 0.4%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	1,000	1,089,480
Texas — 13.3%
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	500	528,185
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	1,850	610,075
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	794,865
Dallas-Fort Worth International Airport, ARB, Joint Improvement:
Series D, AMT, 5.00%, 11/01/38	1,800	1,807,902
Series D, AMT, 5.00%, 11/01/42	1,140	1,133,023
Series H, 5.00%, 11/01/32	2,715	2,760,150
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	930,541
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,275,640
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,065	1,145,716
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A, 6.00%, 1/01/28	2,415	2,761,625
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, 1st Tier System (concluded):
Series A (NPFGC), 5.75%, 1/01/40	$3,600	$3,898,044
Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,765,330
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	5,620	5,053,167
CAB, 0.00%, 9/15/35 (a)	2,050	712,683
CAB, 0.00%, 9/15/36 (a)	3,875	1,267,977
CAB, 0.00%, 9/15/37 (a)	17,775	5,478,077
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,030	1,036,541
5.00%, 12/15/32	2,500	2,506,950
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	450	450,419

		39,916,910
Vermont — 0.3%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	960	976,925
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,400	1,496,866
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	3,000	3,052,080
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,023,900
Providence Health & Services, Series A, 5.25%, 10/01/39	550	572,864
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	205	209,764

		6,355,474

6	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$1,200	$1,264,560
Total Municipal Bonds — 113.3%		339,846,829

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 1.0%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,081,660
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,750	1,866,655

		2,948,315
California — 3.4%
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	3,030	3,268,310
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	4,330	4,639,422
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	1,699	1,968,253
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	359	402,941

		10,278,926
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (e)	780	865,078
5.00%, 2/01/41	2,999	3,009,020

		3,874,098
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	855	966,486
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
District of Columbia (concluded)
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (e)	$1,580	$1,775,911
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,322,583

		5,064,980
Florida — 12.8%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/37	4,000	4,152,560
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	4,000	4,173,760
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,540	1,590,127
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGC), 5.00%, 7/01/35	2,100	2,182,782
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	6,901	7,194,208
County of Orange Florida School Board, COP, Series A,
(AGC), 5.50%, 8/01/34	3,394	3,665,371
(NPFCG), 5.00%, 8/01/31	9,000	9,496,260
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	4,802,658
State of Florida Board of Education, GO, Refunding, Series D, 5.00%, 6/01/37 (e)	1,189	1,276,602

		38,534,328
Hawaii — 1.7%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (b)	5,000	5,100,750
Illinois — 9.4%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	3,999,840
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,640,953

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	$1,630	$1,660,049
Regional Transportation Authority, RB, 6.50%, 7/01/26	10,000	12,866,930
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (e)	1,130	1,180,595
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	3,499	3,800,148
Toll Highway Senior Revenue Bonds, Series A, 5.00%, 1/01/38	1,859	1,912,482

		28,060,997
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	4,600	4,863,074
Michigan — 1.6%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,700	4,785,023
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (e)	3,298	3,583,820
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	1,574	1,801,341

		5,385,161
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	1,580	1,680,410
New York — 4.1%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,050	1,172,544
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,920	5,136,185
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	$3,500	$3,602,550
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,000	1,135,730
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	1,200	1,324,416

		12,371,425
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	500	536,385
South Carolina — 0.4%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (e)	1,125	1,239,131
Texas — 5.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	1,900	2,033,057
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,458,880
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,639,917
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (e)	1,996	2,006,961
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (e)	1,400	1,490,356

		15,629,171
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	322,053

8	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc. Obligated Group:
Froedtert & Community Health, Inc., Series A, 5.00%, 4/01/42	$1,920	$1,967,366
Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39 (e)	3,250	3,368,210

		5,335,576
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 48.7%		146,009,803
Total Long-Term Investments (Cost — $465,038,251) — 162.0%		485,856,632
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	4,567,107	4,567,107
Total Short-Term Securities (Cost — $4,567,107) — 1.5%		4,567,107
Total Investments (Cost — $469,605,358) — 163.5%		490,423,739
Other Assets Less Liabilities — 1.0%		2,667,345
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.6%)		(76,726,403)
Preferred Shares, at Redemption Value — (38.9%)		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$299,864,681

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$395,320,158

Gross unrealized appreciation	$24,379,604
Gross unrealized depreciation	(5,984,389)

Net unrealized appreciation	$18,395,215

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $11,573,221

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	849,388	3,717,719	4,567,107	$998

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(55)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	6,916,250	$(48,199)

10	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$485,856,632	—	$485,856,632
Short-Term Securities	$4,567,107	—	—	4,567,107

Total	$4,567,107	$485,856,632	—	$490,423,739

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(48,199)	—	—	$(48,199)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$98,000	—	—	$98,000
Liabilities:
TOB trust certificates	—	$(76,708,366)	—	(76,708,366)
VMTP Shares	—	(116,500,000)	—	(116,500,000)

Total	$98,000	$(193,208,366)	—	$(193,110,366)

There were no transfers between levels during the six months ended January 31, 2014.

12	BLACKROCK MUNIYIELD QUALITY FUND II, INC.	JANUARY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2014

By:	/S/ NEAL J. ANDREWS
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund II, Inc.

Date: March 25, 2014